SIDLEY AUSTIN LLP ONE SOUTH DEARBORN STREET CHICAGO, IL 60603 (312) 853 7000 (312) 853 7036 FAX	BEIJING BRUSSELS CHICAGO DALLAS FRANKFURT GENEVA HONG KONG LONDON LOS ANGELES FOUNDED 1866	NEW YORK PALO ALTO SAN FRANCISCO SHANGHAI SINGAPORE SYDNEY TOKYO WASHINGTON, D.C.

August 17, 2011

VIA EDGAR

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Attention: Justin Dobbie

Re:	Cooper-Standard Holdings Inc.
Registration Statement on Form S-3
Filed July 18, 2011
File No. 333-175637

Ladies and Gentlemen:

On behalf of Cooper-Standard Holdings Inc. (the “Company”), we are writing in response to the comments of the staff (the “Staff”) of the Division of Corporation Finance of the Securities and Exchange Commission (the “Commission”) contained in the Staff’s letter dated August 2, 2011 (the “Comment Letter”) with respect to the Registration Statement on Form S-3 (File No. 333-175637) (the “Registration Statement”). Concurrently herewith, the Company has filed, via the EDGAR system of the Commission, Amendment No. 1 to the Registration Statement (“Amendment No. 1”) incorporating the revisions described herein. We also are forwarding a copy of this letter via overnight courier, together with a copy of Amendment No. 1 showing the revisions made in response to the Staff’s comments.

For the convenience of the Staff’s review, we have set forth the comments contained in the Comment Letter in italics followed by the responses of the Company. Page numbers and other similar references used in the Staff’s comments below refer to the initial Registration Statement as filed on July 18, 2011; page numbers and other similar references used in the Company’s responses refer to Amendment No. 1.

Sidley Austin LLP is a limited liability partnership practicing in affiliation with other Sidley Austin partnerships

Securities and Exchange Commission

August 17, 2011

Selling Security Holders, page 15

Staff Comment No. 1:

Please revise to identify the individual or individuals who have voting and investment power with respect to the shares held by all legal entities listed in your selling security holders table.

Response:

The Company has revised its disclosure to include the information requested by the Staff (to the extent not previously provided) as to all selling security holders who made such information available to the Company. Please see pages 19 – 20.

Description of Capital Stock, page 21

Staff Comment No. 2:

Please revise to remove the statement that “[a]ll of [your] issued and outstanding shares of common stock and 7% preferred stock are validly issued, fully paid and non-assessable” as these are legal conclusions that the company is not qualified to make. Alternatively, please attribute these statements to counsel and file counsel’s consent to be named in this section.

Response:

The Company has removed the statement in response to the Staff’s comment. Please see page 21.

* * * *

Securities and Exchange Commission

August 17, 2011

If you wish to discuss Amendment No. 1, or if there is anything we can do to facilitate the Staff’s processing of this filing, please feel free to contact me at (312) 853-7785 or my partner Kevin F. Blatchford at (312) 853-2076.

Sincerely,

/s/ Larry A. Barden

Enclosures

cc:	Timothy W. Hefferon, Cooper-Standard Holdings Inc.